Business Combinations: Schedule of Assets Acquired as Part of Business Combination (Tables)	Jun. 30, 2025
June 30, 2025
Schedule of Assets Acquired as Part of Business Combination
Assets acquired

Inventory -	$ 5,135
PP&E -	1,000
Domain list -	1,000
7,135

Cash paid	$ 35,000
Other items	48,290
Liabilities assumed	2,619,863
2,703,153

Goodwill acquired	$ 2,696,018

September 30, 2025
Schedule of Assets Acquired as Part of Business Combination
Assets acquired

Inventory	$5,135
PP&E	1,000
Domain list	1,000
7,135

Cash paid	$35,000
Other items	48,290
Liabilities assumed	2,619,863
2,703,153

Goodwill acquired	$2,696,018